Employee Benefit Plans (Schedule of Stock Option Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefit Plans [Abstract]
Outstanding at beginning of year, Shares	125,026	139,155	142,524
Exercised, Shares	(5,170)	(9,704)
Forfeited, Shares	(6,100)	(4,425)	(3,369)
Outstanding at end of year, Shares	113,756	125,026	139,155
Options exercisable at year-end, Shares	110,911	110,282	97,584
Outstanding at beginning of year, Weighted average exercise price	$ 17.91	$ 17.97	$ 18.07
Exercised, Weighted average exercise price	17.47	17.74
Forfeited, Weighted average exercise price	21.10	20.05	22.36
Outstanding at end of year, Weighted average exercise price	$ 17.76	$ 17.91	$ 17.97
Intrinsic value of options exercised during the year	$ 15,240	$ 10,807.00
Intrinsic value of options outstanding and exercisable at December 31, 2018	$ 387,318